Trade and Other Receivables - Additional Information (Details) - USD ($)	Dec. 31, 2024	Nov. 30, 2023
Trade and other current receivables [abstract]
MESC grant funds receivable	$ 6,323,492
Government grants funding amount receivable	$ 100,000,000	$ 100,000,000